Commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Contractual Obligations

As of December 31, 2017 and 2016, CEMEX had the following contractual obligations:

(U.S. dollars millions)	2017						2016
Obligations	Less than 1 year		1-3 years	3-5 years	More than 5 years	Total	Total
Long-term debt	US$	798	519	2,411	6,164	9,892	11,379
Finance lease obligations[1]		36	87	52	—	175	107
Convertible notes[2]		379	527	—	—	906	1,205

Total debt and other financial obligations[3]		1,213	1,133	2,463	6,164	10,973	12,691
Operating leases[4]		109	181	136	68	494	515
Interest payments on debt[5]		448	968	809	848	3,073	3,996
Pension plans and other benefits[6]		156	307	316	808	1,587	1,414
Purchases of raw materials, fuel and energy[7]		649	810	866	2,001	4,326	4,440

Total contractual obligations	US$	2,575	3,399	4,590	9,889	20,453	23,056

	Ps	50,599	66,790	90,193	194,319	401,901	477,720

1	Represent nominal cash flows. As of December 31, 2017, the NPV of future payments under such leases was US$158 (Ps3,105), of which, US$79 (Ps1,552) refers to payments from 1 to 3 years and US$48 (Ps943) refer to payments from 3 to 5 years.
2	Refers to the components of liability of the convertible notes described in note 16.2 and assumes repayment at maturity and no conversion of the notes.
3	The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, CEMEX has replaced its long-term obligations for others of a similar nature.
4	The amounts represent nominal cash flows. CEMEX has operating leases, primarily for operating facilities, cement storage and distribution facilities and certain transportation and other equipment, under which annual rental payments are required plus the payment of certain operating expenses. Rental expense was US$115 (Ps2,252) in 2017, US$121 (Ps2,507) in 2016 and US$114 (Ps1,967) in 2015.
5	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31, 2017 and 2016.
6	Represents estimated annual payments under these benefits for the next 10 years (note 18), including the estimate of new retirees during such future years.
7	Future payments for the purchase of raw materials are presented on the basis of contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments on the basis of an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include CEMEX’s commitments for the purchase of fuel.